Employee Benefit Plans (Transactions Under the Company's Stock Option Plans) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Benefit Plans [Abstract]
Options Outstanding, shares	448,975	516,332
Options granted, shares	46,000	37,500
Options exercised, shares	(36,950)	(11,667)
Options forfeited, shares	(9,119)	(8,333)
Options expired, shares	(29,985)	(84,857)
Options Outstanding, shares	418,921	448,975	516,332
Options Exercisable: Shares Exercisable	340,423
Weighted Average exercise Price: Options Outstanding	$ 6.70	$ 7.06
Weighted Average Exercise Price: Options granted	$ 8.16	$ 6.58
Weighted Average Exercise Price: Options exercised	$ 4.33	$ 6.62
Weighted Average Exercise Price: Options forfeited	$ 9.73	$ 6.56
Weighted Average Exercise Price: Options expired	$ 10.16	$ 8.84
Weighted Average exercise Price: Options Outstanding	$ 6.76	$ 6.70	$ 7.06
Weighted Average Exercise Price: Options Exercisable	$ 6.60
Weighted Average Remaining Contractual Life (in years): Options Outstanding	5 years 6 months	5 years 7 months 6 days	5 years 4 months 24 days
Weighted Average Remaining Contractual Life (in years): Options Exercisable	4 years 8 months 12 days
Aggregate Intrinsic Value: Options Outstanding	$ 1,257,968	$ 739,951	$ 327,725
Aggregate Intrinsic Value: Options Exercisable	$ 1,098,108